Note 4 - Exploration and Evaluation Assets	12 Months Ended
Mar. 31, 2024
Statement Line Items [Line Items]
Disclosure of exploration and evaluation assets [text block]
4.	EXPLORATION AND EVALUATION ASSETS

During the years ended March 31, 2024 and 2023, the following expenditures were incurred on the exploration and evaluation of the Company’s assets:

	Zoro Property	Grass River Property	Peg North Property	Winston Property	Jean Lake Property	Jol Lithium Property	Lac Simard Property	Total

Acquisition costs
Balance, March 31, 2023	$1,909,407	$43,500	$200,000	$1,334,548	$150,000	$10,454	$-	$3,647,909
Cash	-	1,755	100,000	4,245	50,000	1,276	41,553	198,829
Shares	-	-	100,000	-	50,000	-	85,600	235,600
Balance, March 31, 2024	1,909,407	45,255	400,000	1,338,793	250,000	11,730	127,153	4,082,338

Exploration costs
Balance, March 31, 2023	4,653,559	596,124	660,472	371,909	2,509,453	38,365	-	8,829,882
Assay	-	-	15,188	-	2,669	-	-	17,857
Geological, consulting, and Other	1,898,973	83,892	173,746	47,324	152,901	7,500	-	2,364,336
Exploration cost recovery	-	-	-	-	(200,000)	-	-	(200,000)
Balance, March 31, 2024	6,552,532	680,016	849,406	419,233	2,465,023	45,865	-	11,012,075

Total Balance – March 31, 2024	$8,461,939	$725,271	$1,249,406	$1,758,026	$2,715,023	$57,595	$127,153	$15,094,413

	Zoro Property	Grass River Property	Peg North Property	Winston Property	Jean Lake Property	Jol Lithium Property	Lac Simard Property	Total

Acquisition costs
Balance, March 31, 2022	$1,909,407	$40,500	$-	$1,200,586	$50,000	$-	$-	$3,200,493
Cash	-	3,000	100,000	133,962	50,000	8,000	-	294,962
Shares	-	-	100,000	-	50,000	2,454	-	152,454
Balance, March 31, 2023	1,909,407	43,500	200,000	1,334,548	150,000	10,454	-	3,647,909

Exploration costs
Balance, March 31, 2022	3,402,511	-	-	244,216	343,902	-	-	3,990,629
Assay	805	-	-	-	496	-	-	1,301
Drilling	29,084	-	-	-	-	-	-	29,084
Geological, consulting, and Other	780,155	412,874	498,213	127,693	1,397,541	38,365	-	3,254,841
Helicopter	441,004	183,250	162,259	-	1,067,514	-	-	1,854,027
Exploration cost recovery	-	-	-	-	(300,000)	-	-	(300,000)
Balance, March 31, 2023	4,653,559	596,124	660,472	371,909	2,509,453	38,365	-	8,829,882

Total Balance – March 31, 2023	$6,562,966	$639,624	$860,472	$1,706,457	$2,659,453	$48,819	$-	$12,477,791

	Zoro Property	Grass River Property	Peg North Property	Winston Property	Jean Lake Property	Jol Lithium Property	Lac Simard Property	Total

Acquisition costs
Balance, March 31, 2021	$1,764,444	$-	$-	$1,121,057	$-	$-	$-	$2,885,501
Cash	75,000	40,500	-	79,529	25,000	-	-	220,029
Shares	69,963	-	-	-	25,000	-	-	94,963
Balance, March 31, 2022	1,909,407	40,500	-	1,200,586	50,000	-	-	3,200,493

Exploration costs
Balance, March 31, 2021	3,203,419	-	-	174,732	-	-	-	3,378,151
Assay	1,216	-	-	4,712	-	-	-	5,928
Drilling	150,633	-	-	-	-	-	-	150,633
Geological, consulting, and Other	47,243	-	-	64,772	268,512	-	-	380,527
Helicopter	-	-	-	-	275,390	-	-	275,390
Exploration cost recovery	-	-	-	-	(200,000)	-	-	(200,000)
Balance, March 31, 2022	3,402,511	-	-	244,216	343,902	-	-	3,990,629

Total Balance – March 31, 2022	$5,311,918	$40,500	$-	$1,444,802	$393,902	$-	$-	$7,191,122

Zoro Property

Zoro I Agreement

On April 28, 2017, the Company earned a 100% interest in the Zoro I Claim in the Snow Lake area in Manitoba by paying a total of $150,000 in cash and by issuing 140,000 common shares (valued at $635,000).

In addition, during the year ended March 31, 2017, the Company issued 20,000 common shares to an arm’s length party at a fair value of $135,000 as a finder’s fee on the Zoro I Claim option agreement.

Strider Agreement

On August 19, 2019 the Company earned a 100% interest in and to all lithium-bearing pegmatites and lithium related minerals in the Zoro North property located near Snow Lake, Manitoba, subject to a 2% net smelter return royalty (“NSR”), by paying a total of $250,000 in cash, by issuing $250,000 in shares (52,656 shares issued) and by incurring $1,000,000 in exploration expenditures.

The Company can acquire an undivided 50% interest in the NSR, being one-half of the NSR or a 1% NSR, by making a $1,000,000 cash payment, together with all accrued but unpaid NSR at the time, prior to the commencement of commercial production on this property.

During the option period, the Company will be solely responsible for carrying out and administering all exploration, development and mining work on the property and for maintaining the property in good standing.

Green Bay Agreement

On September 13, 2019, the Company earned a 100% interest in and to all lithium-bearing pegmatites and lithium related minerals in the Green Bay Claims in Manitoba by paying $250,000 in cash and by issuing $250,000 in shares (54,494 shares issued).

The property is subject to a 2% NSR. The Company can acquire an undivided 50% interest in the NSR, being one-half of the NSR or a 1% NSR, from Strider Resources Limited (“Strider”), by making a $1,000,000 cash payment to Strider, together with all accrued but unpaid NSR at the time, prior to the commencement of commercial production on the property.

During the option period, the Company is responsible for carrying out and administering all exploration, development and mining work on the property and for maintaining the property in good standing.

Grass River Property

During the year ended March 31, 2022, the Company staked claims on the Grass River Property in the Snow Lake area of Manitoba for $40,500. During the year ended March 31, 2023, the Company staked additional claims on the Grass River Property for $3,000. During the year ended March 31, 2024, the Company staked additional claims on the Grass River Property for $1,755.

Peg North Property

During the year ended March 31, 2023, the Company entered into an option agreement to acquire a 100% interest in the Peg North claims located in the Snow Lake mining district in Manitoba upon completion of the following:

a)	cash payments of $750,000 as follows:
i)	a cash payment of $100,000 on or before June 23, 2022 (paid);
ii)	a cash payment of $100,000 on or before June 28, 2023 (paid);
iii)	a cash payment of $100,000 on or before June 28, 2024 (paid on June 11, 2024);
iv)	a cash payment of $150,000 on or before June 28, 2025;
v)	a cash payment of $150,000 on or before June 28 2026;
vi)	a cash payment of $150,000 on or before June 28, 2027; and

b)	the issuance of $750,000 in shares of the Company as follows:
ii)	the issuance of $100,000 in common shares on or before June 23, 2022 (issued 10,526 shares);
iii)	the issuance of $100,000 in common shares on or before June 9, 2023 (issued 13,072 shares);
iv)	the issuance of $100,000 in common shares on or before June 28, 2024 (issued 28,818 shares June 12, 2024);
v)	the issuance of $150,000 in common shares on or before June 28, 2025;
vi)	the issuance of $150,000 in common shares on or before June 28, 2026;
vii)	the issuance of $150,000 in common shares on or before June 28, 2027; and

c)	Incurring exploration expenditures totaling $3,000,000 (incurred $849,406 as at March 31, 2024; incurring $660,427 as at March 31, 2023) due on or before June 9, 2027.

The property is subject to a 2% NSR. Pursuant to a second agreement entered into during the year ended March 31, 2023, the Company can make a one-time $1,500,000 payment to repurchase 1% of the NSR once the 100% interest has been earned.

Hidden Lake Property

During the year ended March 31, 2023, the Company sold its 60% interest in the Hidden Lake Project in Yellowknife, NWT for $3,500,000, which was previously written off resulting in a gain on sale of property of $3,500,000.

Winston Property

In October 2014, the Company entered into an option agreement with Redline Minerals Inc. and its US subsidiaries (collectively, the “Optionors”) to acquire up to an 80% interest in 102 unpatented lode mining claims in the Winston Property, in addition to the four Little Granite Gold Claims (“Little Granite”) and Ivanhoe and Emporia claims (“Ivanhoe/Emporia”). In April 2017, the Company, through its US subsidiary Sierra Gold & Silver Ltd., entered into a definitive purchase agreement with the Optionors to acquire all of the Optionors’ rights, title and interest in and to the Winston Property. The terms of this agreement closed on May 17, 2017, thereby extinguishing any remaining obligations to Redline Minerals Inc. and its US subsidiaries. For total consideration of the Little Granite and Ivanhoe/Emporia, the Company paid the Optionors $240,000 CND and issued 88,000 Common Shares valued at $341,500.

Ivanhoe/Emporia claims

In accordance with the terms and conditions of the underlying Ivanhoe/Emporia purchase agreement, the Optionors agreed to sell and convey Ivanhoe/Emporia Claims for the purchase price of $500,000 USD of which US$361,375 remained due owing to the Robert Howe Educational Trust (“RHET”) upon closing on May 17, 2017.  The Buyer agreed to pay RHET a monthly a royalty equal to the greater of the Minimum Monthly Royalty or Production Royalty determined in accordance with the following table:

Ivanhoe / Emporia – Royalty Schedule
Monthly Average Silver Price/Oz	Minimum Monthly Royalty	Production Royalty %
Less than $5,00	$125	3%
$5.00 ~ $6.99	$250	4%
$7.00 ~ $8.99	$500	5%
$9.00 ~ $10.99	$1,000	6%
$11.00 ~ $14.99	$1,500	7%
$15.00 or greater	$2,000	8%

All royalty payments made to RHET under the Minimum Monthly Royalty or Production Royalty of the agreement will be credited upon the purchase price. As of March 31, 2024, past payments totaling $201,535 USD have been applied against the $500,000 USD purchase price. The remaining purchase price of $298,465 USD may be satisfied in the form of ongoing advance royalty payments or lump-sum payment to finalize the property purchase. The accrued minimum monthly royalty payments outstanding as of March 31, 2024, totals US$222,975 ( March 31, 2023 - US$231,125: March 31, 2022 – US$207,125). Only the permanent production royalty of 2% of NSR on all ore mined on the Ivanhoe and Emporia lode claims, will remain as an encumbrance after the property has been purchased.

Little Granite Claims

In accordance with the terms and conditions of the underlying Little Granite purchase agreement, the Optionors agreed to sell and convey Little Granite for the purchase price of $500,000 USD of which US$434,000 remained due, owing to the Silver Rose Corporation (“Silver Rose”) upon closing on May 17, 2017.  In October 2022, we successfully negotiated the final cash payment required to exercise its option on these Claims down to $75,000 USD, through the issuance a non-interest-bearing promissory note to the arm’s length vendor during the year ended March 31, 2023. The promissory note was due on October 15, 2023, and was fully paid during the year ended March 31, 2024. The Little Granite Property was acquired for an aggregate consideration of $186,000 USD, versus aggregate consideration of $434,000 USD under the original terms.  There are no encumbrances on the 4 unpatented Little Granite lode claims.

Jean Lake Property

On July 30, 2021, the Company entered into an option agreement with Mount Morgan Resources Ltd. to acquire a 100% interest in the Jean Lake lithium-gold project located in Manitoba.

The option agreement provides that in order for the Company to earn a 100% interest in the project it is required to make the following cash payments and share issuances to Mount Morgan Resources Ltd. and incur the following project exploration expenditures as follows:

a)	pay $25,000 in cash (paid) and issue common shares of the Company having a value of $25,000 (5,000 shares issued) on or before August 1, 2021;
b)	pay $50,000 in cash (paid), issue $50,000 in common shares (6,704 shares issued) and incur $50,000 in exploration expenditures (incurred) on or before July 30, 2022;
c)	pay $50,000 in cash (paid), issue $50,000 in common shares (6,128 shares issued) and incur $100,000 (accumulated) in exploration expenditures (incurred) by July 30, 2023;
d)	pay $50,000 in cash, issue $50,000 in common shares and incur $150,000 (accumulated) in exploration expenditures (incurred) by July 30, 2024; and
e)	pay $75,000 in cash, issue $75,000 in common shares and incur $200,000 (accumulated) in exploration expenditures (incurred) by July 30, 2025.

Once the Company earns the interest, the Company will grant a 2% NSR to Mount Morgan Resources Ltd. The NSR may be reduced to 1% by the Company’s payment of $1,000,000 to the NSR holder.

During the year ended March 31, 2022, the Company entered into an agreement with the Manitoba Government to receive a grant of $300,000 for exploration work on the Jean Lake and Zoro Lithium properties and received $200,000 during the year ended March 31, 2022, and $100,000 during the year ended March 31, 2023.

During the year ended March 31, 2023, the Company entered into an agreement with the Manitoba Government to receive a grant of $300,000 for exploration work on the Jean Lake and Zoro Lithium properties and received $200,000 during the year ended March 31, 2023. The remaining $100,000 was received during the year ended March 31, 2024. During the year ended March 31, 2024, the Company entered into an agreement with the Manitoba Government to receive a grant of $300,000 for exploration work on the Jean Lake and Zoro Lithium properties and received $100,000 during the year ended March 31, 2024. The remaining $200,000 was received subsequent to the year ended March 31, 2024.

Lac Simard Property

During the year ended March 31, 2024, the Company entered into an agreement, and earned a 100% interest in, the Lac Simard South property located in Quebec by paying US$35,000 (CAD$41,533) (paid) and issuing 10,700 common shares (issued and valued at $85,600). The Company also has additional mineral claims within the area of this property.

Jol Lithium Property

During the year ended March 31, 2023, the Company entered into an agreement and acquired a 100% interest in the MB3530 claim located in the Snow Lake area of Manitoba. To earn the interest, the Company paid $8,000 and issued $2,454 in shares (364 shares issued). During the year, the Company incurred $1,276 in filing of claim fees. The property is subject to a 2% NSR.